Subsequent Events - Recent Financing Activities (Narrative) (Details) $ in Thousands, $ in Thousands	Apr. 18, 2024 USD ($)	Apr. 17, 2024 USD ($)	Apr. 15, 2024 USD ($)	Mar. 27, 2024 USD ($)	Mar. 25, 2024 USD ($)	Mar. 08, 2024 USD ($)	Mar. 06, 2024 USD ($)	Mar. 04, 2024 USD ($)	Feb. 28, 2024 USD ($)	Feb. 23, 2024 USD ($)	Jan. 17, 2024 USD ($)	Nov. 29, 2023	Nov. 09, 2022	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	May 31, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$														$ 1,577,509,797	$ 1,853,421,785	$ 1,984,689
Promissory Note | Subsequent event | Twenty Eighty Days TIIE Plus 160 Basis Points
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$				$ 1,500	$ 3,000						$ 6,000,000
Maturity				28 days	28 days						28 days
Interest rate basis spread				1.60%	1.60%						1.60%
Promissory Note | Subsequent event | Twenty Eight TIIE Plus 350 Basis Points
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$							$ 1,000		$ 4,000	$ 3,000
Maturity							28 days		28 days	28 days
Interest rate basis spread							3.50%		3.50%	3.50%
Promissory Note | Subsequent event | Ninety One Days TIIE Plus 400 Basis Points
Disclosure of non-adjusting events after reporting period [line items]
Maturity		91 days	91 days
Promissory Note | Subsequent event | Ninety Days SOFR Plus 300 Basis Point
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$	$ 500
Maturity	90 days
Credit Line | Twenty Eight TIIE Plus 350 Basis Points
Disclosure of non-adjusting events after reporting period [line items]
Maturity													28 days
Interest rate basis spread													3.50%
Credit Line | Ninety Days SOFR Plus 300 Basis Point
Disclosure of non-adjusting events after reporting period [line items]
Maturity												90 days
Interest rate basis spread												3.00%
Credit Line | Subsequent event | Ninety One Days TIIE Plus 400 Basis Points
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$		$ 2,000	$ 1,000			$ 1,000
Maturity						91 days
Interest rate basis spread		4.00%	4.00%			4.00%
Credit Line | Subsequent event | Twenty Eight Days TIIE Plus 260 Basis Points
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$								$ 1,000
Maturity								28 days
Interest rate basis spread								2.60%
Credit Line | Subsequent event | Ninety Days SOFR Plus 300 Basis Point
Disclosure of non-adjusting events after reporting period [line items]
Interest rate basis spread	3.00%